Label	Element	Value
AMERICAN CENTURY VARIABLE PORTFOLIOS INC | VP BALANCED FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VP Balanced Fund
Supplement [Text Block]	ck0000814680_SupplementTextBlock

American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund
Supplement dated July 2, 2021 ■ Prospectus dated May 1, 2021
The changes below will be effective as of September 1, 2021.
The following replaces the first paragraph of the Principal Investment Strategies section on page 2 of the prospectus:
For the equity portion of the fund, the fund will generally invest in large capitalization companies it believes show sustainable business improvement using a proprietary multi-factor model that combines fundamental measures of a stock’s value and growth potential with environmental, social, and governance (ESG) metrics. The model assigns each security a financial metrics score and an ESG score that are combined to create an overall score.
To measure value, the portfolio managers may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. The team arrives at an ESG score by evaluating multiple metrics of each ESG characteristic—environmental, social, and governance. The portfolio managers utilize internal data and research, as well as third party commercial data sources and scoring systems, to evaluate each security’s ESG characteristics. For example, portfolio managers will consider, among others, a company’s carbon emission profile (environmental), a company’s employee turnover rates and digital privacy (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees (governance). If information on a specific metric is unavailable, the security may still be selected for the portfolio if the portfolio managers believe they can evaluate the security qualitatively, or if the financial metrics and remaining ESG scores merit investment.
Final scores for each security are evaluated on a sector-specific basis, and the fund seeks to hold securities with the strongest scores in their respective sectors. Using this process, the portfolio managers attempt to build a portfolio of stocks that has sustainable competitive advantages, provides better returns without taking on significant additional risk, and maintains a stronger ESG profile than the S&P 500® Index.

The following are added as the fourth and fifth bullet points under Principal Risks on page 3 of the prospectus:
•ESG Risk – Because the fund considers ESG metrics in addition to fundamental financial metrics when selecting securities, its portfolio may perform differently than funds that do not use ESG metrics. ESG considerations may prioritize long term rather than short term returns. Furthermore, when analyzing ESG criteria for securities, the portfolio management team relies on the information and scoring models published by third party sources, there is a risk that this information might be incorrect or only take into account one of many ESG related components of portfolio companies. Moreover, scores and ratings across third party providers may be inconsistent or incomparable.
•Covered Call Risk – Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return

The following replaces the Foreign Debt Securities Risk bullet point under Principal Risks on page 3 of the prospectus:
•Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.